Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due within:
Three months or less	$ 37,166	$ 52,274
Over three months through six months	18,690	16,017
Over six months through twelve months	33,265	32,291
Over twelve months	31,656	38,922
Total	$ 120,777	$ 139,504